Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,532,823	$ 367,225	¥ 2,988,100
Allowance for credit losses	(130,148)	(18,870)	(240,326)
Accounts receivable, net	¥ 2,402,675	$ 348,355	¥ 2,747,774